Fixed Assets - Schedule of Fixed Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	€ 552,260	€ 462,727
Additions	105,222	82,037
Disposals		(2,910)
Effect of changes in exchange rates	(5,364)	10,406
Ending balance	652,118	552,260
Cost [Member] | Solar plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	351,414	288,208
Additions	91,314	64,119
Disposals		(2,910)
Effect of changes in exchange rates	(7,442)	1,997
Ending balance	435,286	351,414
Cost [Member] | Pumped storage [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	160,844	136,139
Additions	12,815	16,296
Effect of changes in exchange rates	2,078	8,409
Ending balance	175,737	160,844
Cost [Member] | Biogas plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	39,643	38,147
Additions	963	1,496
Disposals
Effect of changes in exchange rates
Ending balance	40,606	39,643
Cost [Member] | Office furniture and equipment [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	359	233
Additions	130	126
Disposals
Effect of changes in exchange rates
Ending balance	489	359
Depreciations [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	69,513	54,745
Disposals		(490)
Effect of changes in exchange rates	(54)
Ending balance	85,242	69,513
Depreciation
Depreciation for the year	15,783	15,258
Depreciations [Member] | Solar plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	54,715	42,266
Disposals		(490)
Effect of changes in exchange rates	(54)
Ending balance	69,315	54,715
Depreciation
Depreciation for the year	14,654	12,939
Depreciations [Member] | Biogas plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	14,592	12,296
Disposals
Effect of changes in exchange rates
Ending balance	15,636	14,592
Depreciation
Depreciation for the year	1,044	2,296
Depreciations [Member] | Office furniture and equipment [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	206	183
Disposals
Effect of changes in exchange rates
Ending balance	291	206
Depreciation
Depreciation for the year	85	23
Carrying amounts [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	482,747	407,982
Ending balance	566,876	482,747
Carrying amounts [Member] | Solar plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	296,699	245,942
Ending balance	365,971	296,699
Carrying amounts [Member] | Pumped storage [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	160,844	136,139
Ending balance	175,737	160,844
Carrying amounts [Member] | Biogas plants [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	25,051	25,851
Ending balance	24,970	25,051
Carrying amounts [Member] | Office furniture and equipment [Member]
Schedule of Fixed Assets [Line Items]
Beginning balance	153	50
Ending balance	€ 198	€ 153